Land Use Rights, Net (Details) - Schedule of Land Use Rights, Stated at Cost less Accumulated Amortization - Use Rights [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Land use rights - cost	$ 9,780,042	$ 10,010,496
Less: accumulated amortization	(435,241)	(336,800)
Total	$ 9,344,801	$ 9,673,696